Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 729	$ 492
Original equipment manufacturer materials	3,128	2,536
Work in process	814	900
Finished goods	1,289	1,155
Inventory, Net	$ 5,960	$ 5,083